Outstanding Loans and Leases - Consumer Real Estate - Credit Quality Indicators (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 881,391,000,000	$ 928,233,000,000
Loans and leases, measured at fair value	8,681,000,000	10,042,000,000
Refreshed loan to value high property value threshold	1,000,000
Consumer Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	488,570,000,000	531,950,000,000
Loans and leases, measured at fair value	2,077,000,000	2,164,000,000
Consumer real estate | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	162,220,000,000	177,336,000,000
Consumer real estate | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	38,825,000,000	52,058,000,000
Consumer real estate | Legacy Assets & Servicing Residential Mortgage | Pay option
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,200,000,000	4,400,000,000
Consumer real estate | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	15,152,000,000	18,672,000,000
Consumer real estate | Residential Mortgage PCI | Pay option
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,800,000,000	4,000,000,000
Consumer real estate | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	51,887,000,000	54,499,000,000
Consumer real estate | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	28,221,000,000	32,580,000,000
Consumer real estate | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	5,617,000,000	6,593,000,000
Consumer real estate | Less than 620 | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,184,000,000	5,334,000,000
Consumer real estate | Less than 620 | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	6,313,000,000	9,955,000,000
Consumer real estate | Less than 620 | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	6,109,000,000	9,129,000,000
Consumer real estate | Less than 620 | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,169,000,000	2,415,000,000
Consumer real estate | Less than 620 | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,470,000,000	4,259,000,000
Consumer real estate | Less than 620 | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	864,000,000	1,045,000,000
Consumer real estate | Greater than or equal to 620 and less than 680 | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	6,272,000,000	7,164,000,000
Consumer real estate | Greater than or equal to 620 and less than 680 | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,032,000,000	5,276,000,000
Consumer real estate | Greater than or equal to 620 and less than 680 | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,014,000,000	3,349,000,000
Consumer real estate | Greater than or equal to 620 and less than 680 | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,683,000,000	4,211,000,000
Consumer real estate | Greater than or equal to 620 and less than 680 | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,529,000,000	5,133,000,000
Consumer real estate | Greater than or equal to 620 and less than 680 | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	995,000,000	1,172,000,000
Consumer real estate | Greater than or equal to 680 and less than 740 | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	21,946,000,000	22,617,000,000
Consumer real estate | Greater than or equal to 680 and less than 740 | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	6,463,000,000	7,639,000,000
Consumer real estate | Greater than or equal to 680 and less than 740 | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,310,000,000	3,211,000,000
Consumer real estate | Greater than or equal to 680 and less than 740 | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	10,231,000,000	11,726,000,000
Consumer real estate | Greater than or equal to 680 and less than 740 | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	7,905,000,000	9,143,000,000
Consumer real estate | Greater than or equal to 680 and less than 740 | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,651,000,000	1,936,000,000
Consumer real estate | Greater than or equal to 740 | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	76,828,000,000	72,509,000,000
Consumer real estate | Greater than or equal to 740 | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	10,037,000,000	11,653,000,000
Consumer real estate | Greater than or equal to 740 | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,719,000,000	2,983,000,000
Consumer real estate | Greater than or equal to 740 | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	35,804,000,000	36,147,000,000
Consumer real estate | Greater than or equal to 740 | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	12,317,000,000	14,045,000,000
Consumer real estate | Greater than or equal to 740 | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,107,000,000	2,440,000,000
Consumer real estate | Less than or equal to 90 percent | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	100,255,000,000	94,255,000,000
Consumer real estate | Less than or equal to 90 percent | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	18,499,000,000	21,587,000,000
Consumer real estate | Less than or equal to 90 percent | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	9,972,000,000	10,605,000,000
Consumer real estate | Less than or equal to 90 percent | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	45,414,000,000	44,892,000,000
Consumer real estate | Less than or equal to 90 percent | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	17,453,000,000	17,006,000,000
Consumer real estate | Less than or equal to 90 percent | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,046,000,000	1,598,000,000
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,958,000,000	7,013,000,000
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,081,000,000	4,216,000,000
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,005,000,000	2,638,000,000
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,442,000,000	3,178,000,000
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,272,000,000	3,948,000,000
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,048,000,000	1,121,000,000
Consumer real estate | Greater than 100 percent | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,017,000,000	6,356,000,000
Consumer real estate | Greater than 100 percent | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	5,265,000,000	8,720,000,000
Consumer real estate | Greater than 100 percent | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,175,000,000	5,429,000,000
Consumer real estate | Greater than 100 percent | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,031,000,000	6,429,000,000
Consumer real estate | Greater than 100 percent | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	7,496,000,000	11,626,000,000
Consumer real estate | Greater than 100 percent | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,523,000,000	3,874,000,000
Consumer real estate | Fully Insured Loans | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	52,990,000,000	69,712,000,000
Consumer real estate | Fully Insured Loans | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	11,980,000,000	17,535,000,000
Consumer real estate | Fully Insured Loans | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Consumer real estate | Fully Insured Loans | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Consumer real estate | Fully Insured Loans | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Consumer real estate | Fully Insured Loans | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 0	$ 0